Financial Obligations	12 Months Ended
Dec. 31, 2021
Financial Obligations [Abstract]
Financial obligations
16.	Financial obligations

(a)	This caption is made up as follows:

	Currency	Nominal interest rate	Maturity	2021	2020
		%		S/(000)	S/(000)

Short-term promissory notes (b)
Banco de Crédito del Perú	US$	1.80%	July 8,2022	71,964
Banco de Crédito del Perú	US$	2.20%	July 8,2021	-	65,232
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	79,500
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	79,500
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	110,000	-
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	110,000	-
				450,964	224,232

Senior Notes (c)
Principal, net of issuance costs	US$	4.50%	February 8, 2023	525,420	475,491
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,563	259,502
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,408	309,359
				1,094,391	1,044,352
Maturity
Current portion				450,964	65,232
Non-current portion				1,094,391	1,203,352
				1,545,355	1,268,584

(b)	Short-term promissory notes -

As of December 31, 2021 and 2020, the Company maintains two loans of S/79,500,000 each with maturity in January 2022 and with an annual effective interest rate of 2.62 percent, which have been paid with the corporate loan mentioned in section (d). Also, as of December 31, 2021, the Company maintains a loan of US$18,000,000 with maturity in July 2022 and at an effective annual interest rate of 1.80 percent.

On July 1, 2021, the Company acquired two medium-term notes with Banco de Credito del Peru S.A. for S/110,000,000 each, with a maturity date of December 23, 2022 and an effective annual interest rate of 1.55 percent.

(c)	Senior Notes in US dollars -

The General Shareholder’s Meeting held on January 7, 2013, approved that the Company complete a financing transaction. In connection with this, the Board of Directors’ Meeting held on January 24, 2013, agreed to issue Senior Notes through a private offering under Rule 144A and Regulation S of the U.S. Securities Act of 1933. Also it was agreed to list these securities on the Ireland Stock Exchange. Consequently, on February 1, 2013, the Company issued Senior Bonds with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000). The Company has used part of the net proceeds from the offering to prepay certain of its existing debt and the difference has been used in capital expenditures in connection with its cement business. The Senior Notes are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Dinoselva Iquitos S.A.C and Calizas del Norte S.A.C. (on liquidation).

The Board of Directors’ Meeting held on November 26, 2018, approved the repurchase of the senior notes in US dollars. As a result, the Company acquired senior notes for an amount of US$168,388,000. Consequently, the senior notes balance in US dollars was US$131,162,000, in periods 2018, 2019, 2020 and 2021. To finance this acquisition, the Company obtained medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were canceled with the issue of senior notes in Soles in January 2019, as explained bellow.

On the other hand, as a consequence of the purchase of senior notes issued in United States dollars, the Company’s Management considers that it was not necessary to continue with all of the derivative financial instruments to hedge those liabilities. For this reason, during December 2018, the Company settled US$150,000,000 of a total of US$300,000,000. The loss obtained from this settlement amounted to S/34,887,000, which was presented in cumulative net loss on settlement of derivative financial instruments caption from consolidated statement of profit and loss for the year ended December 31, 2018. As of December 31, 2021 and 2020, the Company has hedged cash flow contracts to reduce the foreign currency risk of corporate bonds, which are in US dollars, see note 30.

Senior Notes in Soles

The General Shareholders’ Meeting held on January 8, 2019, approved the issuance of senior notes in soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years.

Senior Notes in soles issued in 2019 are surety guaranteed by the following Company’s subsidiaries: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.

Financial covenants

The financial covenants related to the Senior Notes issued in US dollars and soles state that if the Company and its guarantor subsidiaries issue debt or equity instruments, merges with another company or dispose or rents significant assets, the senior notes will activate the following covenants, calculated based on the Company and Guarantee Subsidiaries annual consolidated financial statements:

-	The fixed charge covenant ratio would be at least 2.5 to 1.

-	The consolidated debt-to-EBITDA ratio would be no greater than 3.5 to 1.

As of December 31, 2021 and 2020, senior notes generated interest that has been recognized in the consolidated statement of profit or loss for S/63,333,000 and S/60,857,000 respectively, see note 26.

(d)	Medium-term Corporate Loan under “Club deal” modality:

On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that will allow the payment of all the financial obligations that the Company maintains with maturity until February 2023 and will be disbursed based on the maturity of each of these obligations. The first disbursement amounts to S/159,000,000, was made in January 2022 and was used to pay the loan mentioned in section (b). The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which is estimated for February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent.

As part of the loan conditions, the Company would assume the following obligations:

I.	Comply with the following financial safeguards:

a.	Debt Ratio (Financial Debt / EBITDA) <= 3.50x

b.	Debt Service Coverage Ratio (FCSD / SD)> = 1.15x

c.	Debt Service Coverage Ratio (EBITDA / SD) = 1.50x

These financial safeguards will be calculated and verified at the end of each calendar quarter, considering the information of consolidated financial statements of the Company for the last 12 months, prepared in accordance with International Financial Reporting Standards - IFRS.

II.	It maintains the following main obligations to do:

a.	Subordinate any obligation the Company had or may have to this loan.

b.	Maintain the loan with a status equal to other senior financing of the Company.

c.	Keep assets in good condition and properly insured.

d.	Maintain all licenses, authorizations, concessions, permits, titles and rights required by government authorities.

III.	It maintains the following obligations not to do:

a.	Refrain from paying dividends, reducing capital stock or any other distribution to its shareholders if this event make the Company not comply with the obligations assumed.
b.	That the Company and its subsidiaries participate in processes of liquidation, transformation, corporate reorganization, acquisition of companies, merger or spin-off.

c.	Transfer, sell, alienate, donate or give in usufruct, lease, give in fiduciary domain, encumber their assets, income flows and / or collection rights.

d.	Grant financing, personal or real guarantees in favor of third parties.